                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2011
                                              ------------------

Check here if Amendment [ ] Amendment Number: _________

   This Amendment (Check only one): [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc.,
       General Partner of RBS Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:

     /s/ Adrian J. Maizey            Greenwich, CT          November 14, 2011
------------------------------   ---------------------   -----------------------
         (Signature)                 (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            15
Form 13F Information Table Value Total:     9,113,919
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name
1        28-11470                  ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

                       FORM 13F Information Table - Public

       Column 1:       Column 2:  Column 3:   Column 4:       Column 5:       Column 6  Column 7:           Column 8:
---------------------- --------- ----------- ----------- ------------------- ---------- --------- ------------------------------
                                             Fair Market
                                                Value    Shares or                                       Voting Authority
                       Title of    CUSIP     ----------- Principal  SH/ Put/ Investment  Other    ------------------------------
    Name of Issuer       Class     Number     (x $1,000)   Amount   PRN Call Discretion Managers   (a) Sole  (b) Shared (c) None
---------------------- --------- ----------- ----------- ---------- --- ---- ---------- --------- ---------- ---------- --------
AUTONATION INC         COM       05329W-10-2     170,467  5,200,327 SH         DEFINED          1  5,200,327
AUTONATION INC         COM       05329W-10-2   1,856,453 56,633,719 SH          SOLE            0 56,633,719
AUTOZONE INC           COM       053332-10-2     638,776  2,001,242 SH         DEFINED          1  2,001,242
AUTOZONE INC           COM       053332-10-2   2,210,170  6,924,309 SH          SOLE            0  6,924,309
BIG LOTS INC           COM       089302-10-3      65,382  1,877,168 SH          SOLE            0  1,877,168
CAPITAL ONE FINL CORP  COM       14040H-10-5     234,886  5,926,983 SH          SOLE            0  5,926,983
CISCO SYS INC          COM       17275R-10-2     116,754  7,532,489 SH          SOLE            0  7,532,489
CIT GROUP INC          COM NEW   125581-80-1     175,340  5,773,465 SH          SOLE            0  5,773,465
GENWORTH FINL INC      COM CL A  37247D-10-6      62,352 10,862,666 SH          SOLE            0 10,862,666
ISTAR FINL INC         COM       45031U-10-1      11,156  1,916,826 SH          SOLE            0  1,916,826
SEAGATE TECHNOLOGY PLC SHS       G7945M-10-7      99,968  9,729,218 SH          SOLE            0  9,729,218
SEARS HLDGS CORP       COM       812350-10-6         631     10,977 SH         DEFINED          1     10,977
SEARS HLDGS CORP       COM       812350-10-6   2,770,668 48,168,778 SH          SOLE            0 48,168,778
GAP INC DEL            COM       364760-10-8     589,289 36,286,240 SH          SOLE            0 36,286,240
WELLS FARGO & CO NEW   COM       949746-10-1     111,627  4,627,994 SH          SOLE            0  4,627,994

                                  Page 1 of 1